Employee benefit obligations	12 Months Ended
Dec. 31, 2024
Employee benefit obligations.
Employee benefit obligations

21. Employee benefit obligations

The Group operates defined benefit or defined contribution pension schemes in most of its countries of operation and the assets are held in separately administered funds. The principal funded defined benefit schemes, which are funded by contributions to separately administered funds, are in the United States and the United Kingdom.

Other defined benefit schemes are unfunded and the provision is recognized in the consolidated statement of financial position. The principal unfunded schemes are in Germany.

The contribution rates to the funded plans are agreed with the Trustee boards, plan actuaries and the local pension regulators periodically. The contributions paid in 2024 were those recommended by the actuaries.

In addition, the Group has other employee benefit obligations in certain territories.

Total employee benefit obligations, net of employee benefit assets included within non-current assets, recognized in the consolidated statement of financial position of $144 million (2023: $147 million) includes other employee benefit obligations of $40 million (2023: $42 million).

The employee obligations and assets of the defined benefit schemes included in the consolidated statement of financial position are analyzed below:

	Germany		UK*		U.S and Other**		Total
	2024	2023	2024	2023	2024	2023	2024	2023
	$'m	$'m	$'m	$'m	$'m	$'m	$'m	$'m
Obligations	(98)	(103)	(133)	(145)	(74)	(76)	(305)	(324)
Assets	—	—	143	167	58	52	201	219
Net (obligations)/assets	(98)	(103)	10	22	(16)	(24)	(104)	(105)

*The net employee benefit asset in the UK as at December 31, 2024 and 2023 is included within non-current assets on the statement of financial position.

**Net obligation of ‘Other’ defined benefit schemes at December 31, 2024 is $7 million (2023: $6 million).

The amounts recognized in the consolidated income statement are:

	Year ended December 31,
	2024	2023	2022
	$’m	$’m	$’m
Current service cost and administration costs:
Cost of sales – current service cost (note 9)	(8)	(8)	(11)
SG&A – current service cost (note 9)	(3)	(2)	(2)
	(11)	(10)	(13)
Cost of sales - Exceptional past service charge	—	(4)	—
Finance expense (note 6)	(5)	(5)	(3)
	(16)	(19)	(16)

The amounts recognized in the consolidated statement of comprehensive income are:

	Year ended December 31,
	2024	2023	2022
	$’m	$’m	$’m
Remeasurement of defined benefit obligation:
Actuarial gain arising from changes in demographic assumptions	4	4	1
Actuarial gain/(loss) arising from changes in financial assumptions	19	(12)	157
Actuarial loss arising from changes in experience	(9)	(2)	(13)
	14	(10)	145
Remeasurement of plan assets:
Actual return less expected return on plan assets	(21)	(5)	(121)
Actuarial (loss)/gain for the year on defined benefit pension schemes	(7)	(15)	24
Actuarial gain/(loss) on other long term and end of service employee benefits	4	(1)	11
	(3)	(16)	35

The actual return on plan assets was a loss of $11 million in 2024 (2023: gain of $5 million; 2022: loss of $116 million).

Movement in the present value of defined benefit obligations and fair value of plan assets:

	Obligations		Assets
	2024	2023	2024	2023
	$’m	$’m	$’m	$’m
At January 1,	(324)	(287)	219	202
Acquired (note 11)	—	(1)	—	—
Transfer	—	—	—	1
Interest income	—	—	10	10
Current service cost	(6)	(7)	—	—
Exceptional past service charge	—	(3)	—	—
Interest cost	(13)	(13)	—	—
Administration expenses paid	—	—	—	(1)
Remeasurements	14	(10)	(21)	(5)
Employer contributions	—	—	11	10
Employee contributions	(1)	(1)	1	1
Benefits paid	16	10	(16)	(10)
Exchange	9	(12)	(3)	11
At December 31,	(305)	(324)	201	219

The defined benefit obligations above include $100 million of unfunded obligations, principally in Germany (2023: $105 million).

Interest income and interest cost above does not include interest cost of $2 million (2023: $2 million) relating to other employee benefit obligations. Current service costs above do not include current service costs of $5 million (2023: $3 million) relating to other employee benefit obligations. There were no exceptional past service charges recognized in the year (2023: $1 million) relating to other employee benefit obligations.

An analysis of the assets held by the plans is as follows:

	At December 31,
	2024	2024	2023	2023
	$’m	%	$’m	%
Target return funds	93	47	92	42
Bonds	49	24	73	33
Cash/other	59	29	54	25
	201	100	219	100

The pension assets do not include any of the Group’s ordinary or preference shares, other securities or other Group assets.

Investment strategy

The choice of investments takes account of the expected maturity of the future benefit payments. The plans invest in diversified portfolios consisting of an array of asset classes that attempt to maximize returns while minimizing volatility. The asset classes include fixed income government and non-government securities and real estate, as well as cash.

Characteristics and associated risks

The pension plans in Germany operate under the framework of German Company Pension Law (BetrAVG) and general regulations based on German Labor Law. The entitlements of the plan members depend on years of service and final salary. Furthermore, the plans provide lifelong pensions. No separate assets are held in trust, i.e. the plans are unfunded defined benefit plans. During the year ended December 31, 2019, the Ardagh Group elected to re-design its pension scheme in Germany, moving to a contribution orientated scheme.

The U.K. pension plan is a trust-based U.K. funded final salary defined benefit scheme providing pensions and lump sum benefits to members and dependents. There is one pension plan in place relating to Ardagh Metal Packaging UK Limited and Ardagh Metal Packaging Trading UK Limited. It is closed to new entrants and was closed to future accrual effective December 31, 2018. For this plan, pensions are calculated either based on service to December 31, 2018, with members’ benefits based on earnings as at December 31, 2018, for those members who were still active at that date, or based on service to the earlier of retirement or leaving date for members who stopped accruing benefits prior to December 31, 2018, based on earnings as at retirement or leaving date. The U.K. pension plan is governed by a board of trustees, which includes members who are independent of the Company. The trustees are responsible for managing the operation, funding and investment strategy. The U.K. pension plan is subject to the U.K. regulatory framework, the requirements of The Pensions Regulator and is subject to a statutory funding objective.

In June 2023, the U.K. High Court (Virgin Media Limited v NTL Pension Trustees II Limited) ruled that certain historical amendments, made between April 6, 1997 and April 5, 2016, for contracted-out defined benefit pension plans were invalid if they were not accompanied by the correct actuarial confirmation. The judgment was appealed and in July 2024, the U.K. Court of Appeal upheld the High Court decision.

This ruling could impact the Group’s defined benefit scheme in the U.K., which closed to future accrual effective December 31, 2018 and was contracted-out on a salary-related basis from its inception in 1979 until 2016. The Group and trustees will continue to review this matter. No adjustment has been made in the consolidated financial statements for the year ended December 31, 2024.

Our North American business within our Americas segment sponsors a defined benefit pension plan as a single employer scheme which is subject to Federal law (“ERISA”), reflecting regulations issued by the Internal Revenue Service (“IRS”) and the U.S. Department of Labor. The North American plan covers hourly employees only. Plan benefits are determined using a formula which reflects the employees’ years of service.

Assumptions and sensitivities

The principal pension assumptions used in the preparation of the consolidated financial statements take account of the different economic circumstances in the countries of operations and the different characteristics of the respective plans, including the duration of the obligations. The ranges of the principal assumptions applied in estimating defined benefit obligations were:

	Germany		UK		U.S.
	2024	2023	2024	2023	2024	2023
	%	%	%	%	%	%
Rate of inflation	2.00	2.00	3.00	2.95	2.20	2.20
Rate of increase in salaries	3.00	3.20	2.60	2.50	3.00	3.00
Discount rate	3.57	3.45	5.55	4.80	5.87	5.37

Assumptions regarding future mortality experience are based on actuarial advice in accordance with published statistics and experience.

These assumptions translate into the following average life expectancy in years for a pensioner retiring at age 65. The mortality assumptions for the countries with the most significant defined benefit plans are set out below:

	Germany		UK		U.S.
	2024	2023	2024	2023	2024	2023
	Years	Years	Years	Years	Years	Years
Life expectancy, current pensioners	23	22	21	22	21	21
Life expectancy, future pensioners	25	25	23	23	23	22

If the discount rate were to decrease by 50 basis points from management estimates, the carrying amount of the defined benefit obligations would increase by an estimated $22 million (2023: $24 million). If the discount rate were to increase by 50 basis points, the carrying amount of the defined benefit obligations would decrease by an estimated $19 million (2023: $21 million).

If the inflation rate were to decrease by 50 basis points from management estimates, the carrying amount of the defined benefit obligations would decrease by an estimated $9 million (2023: $11 million). If the inflation rate were to increase by 50 basis points, the carrying amount of the defined benefit obligations would increase by an estimated $10 million (2023: $12 million).

If the salary increase rate were to decrease by 50 basis points from management estimates, the carrying amount of the defined benefit obligations would decrease by an estimated $10 million (2023: $11 million). If the salary increase rate were to increase by 50 basis points, the carrying amount of the defined benefit obligations would increase by an estimated $11 million (2023: $12 million).

The impact of increasing the life expectancy by one year would result in an increase in the net defined benefit obligation of the Group of $6 million at December 31, 2024 (2023: $7 million), holding all other assumptions constant.

The Group’s best estimate of contributions expected to be paid to defined benefit schemes in 2025 is approximately $6 million (2024: $8 million).

The principal defined benefit schemes are described briefly below at December 31:

	Europe	Europe	North
	UK	Germany	America
Nature of the schemes	Funded*	Unfunded	Funded
2024
Active members	—	643	656
Deferred members	491	298	129
Pensioners including dependents	573	202	153
Weighted average duration (years)	12	15	14
2023
Active members	—	723	699
Deferred members	589	244	113
Pensioners including dependents	531	181	135
Weighted average duration (years)	13	16	14

*Census data is updated every 3 years as part of the full valuation for purpose of the UK pension regulator.

The expected total benefit payments for defined benefit and other long term employee benefit obligations for the next five years are:

						Subsequent
	2025	2026	2027	2028	2029	five years
	$’m	$’m	$’m	$’m	$’m	$’m
Benefits	22	18	20	20	21	111

The Group also has defined contribution plans. The contribution expense associated with these plans for 2024 was $21 million (2023: $19 million; 2022: $17 million). The Group’s best estimate of the contributions expected to be paid to these plans in 2025 is $21 million (2024: $18 million).

Other employee benefits

Long term employee benefit obligations of $40 million (2023: $42 million) comprise amounts due to be paid under post-retirement medical schemes in North America, partial retirement contracts in Germany and other obligations to pay benefits primarily related to long service awards.